Note 13 - Employee Benefits (Detail) - Projected Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 34,000
2014	34,000
2015	34,000
2016	29,000
2017	23,000
Thereafter	41,000
Total	$ 195,000